Earnings per Share (Details) $ / shares in Units, shares in Thousands, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) shares		Dec. 31, 2024 MXN ($) $ / shares shares	Dec. 31, 2023 MXN ($) $ / shares shares	Dec. 31, 2022 MXN ($) $ / shares shares
Earnings per share [line items]
Net controlling interest income allocated from continuing operations	$ 1,283	[1]	$ 26,735	$ 65,689	$ 23,909
Per Series B Shares
Earnings per share [line items]
Weighted average number of shares for basic earnings per share (in shares) | shares	9,194,620		9,194,620	9,239,730	9,241,720
Effect of dilution associated with non-vested shares for share based payment plans (in shares) | shares	6,940		6,940	6,690	4,700
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding) | shares	9,201,560		9,201,560	9,246,420	9,246,420
Dividend rights per series	100.00%		100.00%	100.00%	100.00%
Weighted average number of shares further adjusted to reflect dividend rights (in shares) | shares	9,201,560		9,201,560	9,246,420	9,246,420
Basic earnings per share from continuous operations (in dollars per share) | $ / shares			$ 1.34	$ 1.67	$ 1.12
Diluted earnings per share from continuous operations (in dollars per share) | $ / shares			1.33	1.67	1.12
Basic earnings per share from discontinued operations (in dollars per share) | $ / shares			0.01	1.61	0.07
Diluted earnings per share from discontinued operations (in dollars per share) | $ / shares			$ 0.01	$ 1.61	$ 0.07
Allocation of earnings, weighted	46.11%		46.11%	46.11%	46.11%
Net controlling interest income allocated from continuing operations | $			$ 12,275	$ 15,425	$ 10,369
Net controlling interest income allocated from discontinued operations | $			$ 53	$ 14,865	$ 656
Per Series D Shares
Earnings per share [line items]
Weighted average number of shares for basic earnings per share (in shares) | shares	8,437,510		8,437,510	8,617,940	8,625,920
Effect of dilution associated with non-vested shares for share based payment plans (in shares) | shares	27,750		27,750	26,780	18,790
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding) | shares	8,465,260		8,465,260	8,644,710	8,644,710
Dividend rights per series	125.00%		125.00%	125.00%	125.00%
Weighted average number of shares further adjusted to reflect dividend rights (in shares) | shares	10,581,570		10,581,570	10,805,890	10,805,890
Basic earnings per share from continuous operations (in dollars per share) | $ / shares			$ 1.70	$ 2.09	$ 1.40
Diluted earnings per share from continuous operations (in dollars per share) | $ / shares			1.69	2.09	1.40
Basic earnings per share from discontinued operations (in dollars per share) | $ / shares			0.01	2.02	0.09
Diluted earnings per share from discontinued operations (in dollars per share) | $ / shares			$ 0.01	$ 2.01	$ 0.09
Allocation of earnings, weighted	53.89%		53.89%	53.89%	53.89%
Net controlling interest income allocated from continuing operations | $			$ 14,345	$ 18,026	$ 12,117
Net controlling interest income allocated from discontinued operations | $			$ 62	$ 17,373	$ 767

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4